Cover	Sep. 09, 2025
Document Information [Line Items]
Entity Registrant Name	GLADSTONE CAPITAL CORP
Amendment Flag	false
Entity Central Index Key	0001143513
Document Type	8-K
Document Period End Date	Sep. 09, 2025
Entity Incorporation State Country Code	MD
Entity File Number	814-00237
Entity Tax Identification Number	54-2040781
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	GLAD
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document Information [Line Items]
Security 12b Title	7.75% notes due 2028
Trading Symbol	GLADZ
Security Exchange Name	NASDAQ